Deferred Income and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accruals and deferred income including contract liabilities [abstract]
Details of Deferred Income and Contract Liabilities

	As of December 31, 2025	As of June 30, 2026

	$ in thousands
Deferred revenues	96,803	90,918
Total deferred income and contract liabilities	96,803	90,918